SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating cash flow from operating lease	$ 160,857	$ 73,763
Right-of-use assets obtained in exchange for operating lease liabilities	$ 608,147	$ 97,352
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	9 months	1 year 9 months
Maximum [Member]
Remaining lease term for operating lease (years)	4 years 3 months	2 years 2 months 1 day